Borrowings Securitization Facility (Details) - USD ($) $ in Millions	Dec. 31, 2017	Mar. 22, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 11,389		$ 12,071
2017 Securitization Facility [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 600
Borrowings	$ 420	$ 452
LIBOR [member] | 2017 Securitization Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate floor		0.00%
Borrowings, adjustment to interest rate basis		1.75%